Investment Risks - Invenomic Fund	Mar. 02, 2026
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

●	Active Management Risk. The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

●	ADR, EDR, GDR and IDR Risk. ADRs, EDRs, GDRs or IDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Unsponsored ADRs, EDRs, GDRs and IDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. EDRs, GDRs and IDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

●	Derivatives Risk. The Fund may invest in derivative instruments, including options. In general, a derivative contract typically involves leverage, i.e., it provides long or short exposure to a reference instrument thereby providing the potential for gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. In this way, the Fund can obtain market exposure to the reference instrument which is greater than the net assets used to establish the derivative position. The Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Futures and forward contract prices, and the prices of the related contracts in which the Fund may trade, are highly volatile. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates.

●	Equity Risk. Common and preferred stocks represent equity ownership in a company. The Fund’s investments in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets, generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment, generally.

●	Exchange-Traded Funds (“ETF”) Risk. Investments in ETFs carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Fixed Income and Interest Rate Risk. The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal rates at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will likely have a negative effort on the value of most fixed income securities and result in an increase in price volatility of fixed income investments.

●	Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. Neither existing SEC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

●	General Market Risk. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

●	High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

●	Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

●	Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

●	Leverage Risk. The Fund will use its derivative investments to increase long or short exposure to an underlying reference instrument, thereby creating investment leverage. Investment leverage has the effect of magnifying losses from the Fund’s investments.

●	Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

●	Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

●	Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. The Fund is subject to the risk of poor stock selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued.

●	Options Risk. Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying futures contract, forward contract or commodity that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the futures contract, forward contract or commodity underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.

●	Other Investment Companies Risk. The main risk of investing in other investment companies, including ETFs, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

●	Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

●	REIT Risk. The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, or loss of REIT status. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

●	Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

●	Short Position Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the Fund may be unable to fully implement its investment strategy that involves short selling due to a lack of available stocks or for some other reason. The Fund also must segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

●	Smaller and Medium Size Issuer Risk. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations. The earnings and prospects of these companies are more volatile than larger companies. Small and mid-sized companies may experience higher failure rates than larger companies.

●	Tax Risk. Certain of the Fund’s investment strategies, including transactions in options and hedging transactions may be subject to numerous tax rules governing derivatives in the US Internal Revenue Code of 1986, as amended, and the regulations thereunder (and supplemented by various forms of published and unpublished guidance from the US tax authorities and by the case law), the effect of which may have adverse tax consequences for the Fund.

●	Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

Adr Edr Gdr And Idr Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR, EDR, GDR and IDR Risk. ADRs, EDRs, GDRs or IDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Unsponsored ADRs, EDRs, GDRs and IDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. EDRs, GDRs and IDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The Fund may invest in derivative instruments, including options. In general, a derivative contract typically involves leverage, i.e., it provides long or short exposure to a reference instrument thereby providing the potential for gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. In this way, the Fund can obtain market exposure to the reference instrument which is greater than the net assets used to establish the derivative position. The Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Futures and forward contract prices, and the prices of the related contracts in which the Fund may trade, are highly volatile. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Common and preferred stocks represent equity ownership in a company. The Fund’s investments in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets, generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment, generally.

Exchange Traded Funds E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-Traded Funds (“ETF”) Risk. Investments in ETFs carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Fixed Income And Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income and Interest Rate Risk. The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal rates at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will likely have a negative effort on the value of most fixed income securities and result in an increase in price volatility of fixed income investments.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. Neither existing SEC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General Market Risk. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

High Yield Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Illiquid Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.

Ipo Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Large Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk. The Fund will use its derivative investments to increase long or short exposure to an underlying reference instrument, thereby creating investment leverage. Investment leverage has the effect of magnifying losses from the Fund’s investments.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. The Fund is subject to the risk of poor stock selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued.

Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying futures contract, forward contract or commodity that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the futures contract, forward contract or commodity underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.

Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Companies Risk. The main risk of investing in other investment companies, including ETFs, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Reit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, or loss of REIT status. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

Segregated Account Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Position Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the Fund may be unable to fully implement its investment strategy that involves short selling due to a lack of available stocks or for some other reason. The Fund also must segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

Smaller And Medium Size Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Smaller and Medium Size Issuer Risk. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations. The earnings and prospects of these companies are more volatile than larger companies. Small and mid-sized companies may experience higher failure rates than larger companies.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. Certain of the Fund’s investment strategies, including transactions in options and hedging transactions may be subject to numerous tax rules governing derivatives in the US Internal Revenue Code of 1986, as amended, and the regulations thereunder (and supplemented by various forms of published and unpublished guidance from the US tax authorities and by the case law), the effect of which may have adverse tax consequences for the Fund.

Unseasoned Issuers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.